Note 10 - Fair value measurement (Tables)	12 Months Ended
Dec. 31, 2012
Fair Value, Assets Measured on Recurring Basis [Table Text Block]
	Fair value at December 31, 2011
	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Unobservable inputs (Level 3)	Fair value at December 31, 2011
	$	$	$	$
Cash	24,775,703	–	–	24,775,703
Cash equivalents:
Time deposits	16,144,685	–	–	16,144,685
Money market fund	1,430	–	–	1,430
Short-term investments:
Time deposits	–	18,150,007	–	18,150,007
Available-for-sale investments	38,434,951	–	–	38,434,951
Non-current assets held for sale:
Leasehold property held for sale	–	814,878	–	814,878
Short-term loans:
Bank Overdrafts	–	1,876,430	–	1,876,430
Revolving term loans	–	2,389,790	–	2,389,790
Term loan facility		514,961		514,961
Long-term loan:
Term loan facility	–	511,878	–	511,878
	79,356,769	24,257,944	–	103,614,713
	Fair value at December 31, 2012
	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Unobservable inputs (Level 3)	Fair value at December 31, 2012
	$	$	$	$
Cash	19,074,190	–	–	19,074,190
Cash equivalents:
Time deposits	15,967,482	–	–	15,967,482
Money market fund	–	–	–	–
Short-term investments:
Time deposits	–	21,738,225	–	21,738,225
Held for trading investments	68,580,354	–	–	68,580,354
Non-current assets held for sale:
Leasehold property held for sale	–	–	–	–
Short-term loans:
Bank Overdrafts	–	480,916	–	480,916
Revolving term loans	–	4,580,403	–	4,580,403
Term loan facility	–	543,105	–	543,105
Loan from related party	–	518,500	–	518,500
	103,622,026	27,861,149	–	131,483,175